EQUITY INVESTMENTS, NET (Schedule of Equity Investment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Investments [Line Items]
Less: impairment loss on equity method investments	[1]	$ (8,171)	$ 0
Equity method investments, net	[1]	55,325	29,534
Less: impairment loss on cost method investments	[1]	(17,279)	(13,486)
Cost method investments, net	[1]	24,435	11,600
Total	[1]	79,760	41,134
Beijing NQ Guotai Investment Management Limited Partnership [Member]
Schedule of Equity Investments [Line Items]
Equity method investments, net	[1]	31,190	18,068
Taiyue Wutong Investment Limited Partnership [Member]
Schedule of Equity Investments [Line Items]
Equity method investments, net	[1]	2,767	2,996
Beijing Wangqin Yuanxin Investment Limited Partnership [Member]
Schedule of Equity Investments [Line Items]
Equity method investments, net	[1]	28,831	7,700
Beijing Qingzhou Hulian Investment Limited Partnership [Member]
Schedule of Equity Investments [Line Items]
Equity method investments, net	[1]	708	770
Hesine Technologies International Worldwide Inc. [Member]
Schedule of Equity Investments [Line Items]
Less: impairment loss on cost method investments			(11,192)
Cost method investments, net	[1]	11,192	11,192
SIINE., Ltd [Member]
Schedule of Equity Investments [Line Items]
Less: impairment loss on cost method investments				$ (600)
Cost method investments, net	[1]	600	600
Asia Smart Media Inc. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments, net	[1]	3,901	3,901
Shanghai Launcher Software Technology Co., Ltd. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments, net	[1]		2,310
Zhijian Fengyun (Beijing) Technology Co., Ltd. [Member]
Schedule of Equity Investments [Line Items]
Less: impairment loss on cost method investments			(1,694)
Cost method investments, net	[1],[2]	1,586	1,694
Beijing Jinxin Huachuang Investment Limited Partnership [Member]
Schedule of Equity Investments [Line Items]
Cost method investments, net	[1],[2]	4,325	4,620
Aole Yijie Shenzhen Computor Technology Co [Member]
Schedule of Equity Investments [Line Items]
Cost method investments, net	[1],[2]	432	462
Beijing Shigan Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Cost method investments, net	[1],[2]	288	307
Huijukechuang software Co., Ltd. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments, net	[1]	2,883
Beijing Linjia Technology Co. Ltd. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments, net	[1]	7,208
Beijing Ruijiexingguang Culture media Co. Ltd. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments, net	[1]	2,883
Tianjin Yieryi Technology Co. Ltd. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments, net	[1]	5,766
DoFun Ltd. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments, net	[1]	$ 650

[1]	Balances are presented using period-end exchange rate of RMB against USD.
[2]	Changes between the year of 2015 and 2016 are resulted from currency fluctuation.